Other financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Disclosure of detailed information about other financial assets [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Current
Derivative assets	$1,416	$577
Guaranteed investment certificates	722	-
Restricted cash	1,964	486
	4,102	1,063

Non-current
Investments at fair value through profit or loss	6,452	9,799
Guaranteed investment certificates	637	-
	7,089	9,799
	$11,191	$10,862